OTHER LIABILITIES (Narrative) (Details) $ in Thousands, ¥ in Millions	1 Months Ended
	Jul. 31, 2020 JPY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Other Liabilities [Line Items]
Long term loan balances | $		$ 134	$ 280
Loan from financial institution | ¥	¥ 50
Term of loan	5 years
Minimum [Member]
Other Liabilities [Line Items]
Minimum interest rate on loan from financial institution	0.21%
Maximum [Member]
Other Liabilities [Line Items]
Maximum interest rate on loan from financial institution	1.10%